Fair Value Measurements (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of company's liabilities that are measured at fair value
The following tables present information about the Company’s assets and liabilities that are measured at fair value on September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	September 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,651,566	$10,651,566	—	—

Liabilities:
Warrant liabilities – Public Warrants	$351,038	$351,038	$—	$—
Warrant liabilities – Private Placement Warrants	293,900	—	—	293,900
Warrant liabilities – Representative’s Warrants	22,770	—	—	22,770
Convertible promissory note	601,239	—	—	601,239
Total	$1,268,947	$351,038	$—	$917,909
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$—	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$—	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable I Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$3,890,177	$—	$—	$3,890,177
Warrant liabilities – Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities – Representative’s Warrants	239,144	—	—	239,144
Total	$7,216,022	$—	$—	$7,216,022

Schedule of inputs into the monte carlo simulation
The key inputs into the Monte Carlo simulation model for the warrant liabilities and convertible promissory note were as follows at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
Input
Risk-free interest rate	5.50%	4.74%
Expected term (years)	0.75	0.90
Expected volatility	3.3%	7.7%
Exercise price	$11.50	$11.50
Fair value of Common stock	$10.79	$10.13

	December 31, 2022	December 31, 2021
Input
Risk-free interest rate	4.74%	1.37%
Expected term (years)	.90	6.25
Expected volatility	7.7%	10.8%
Exercise price	$11.50	$11.50
Fair value of Common stock	$10.13	$9.07

Schedule of the changes in the fair value of financial instruments
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2023 and 2022:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131
Change in fair value of warrant liabilities	246,681	—	19,112	265,793
Fair value at March 31, 2023	624,538	—	48,386	672,924
Change in fair value of warrant liabilities	(433,503)	—	(33,585)	(467,088)
Fair value at June 30, 2023	191,035	—	14,801	205,836
Change in fair value of warrant liabilities	102,865	—	7,969	110,834
Fair value at September 30, 2023	$293,900	$—	$22,770	$316,670
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(1,660,759)	(2,088,501)	(128,669)	(3,877,929)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at March 31, 2022	1,425,942	—	110,475	1,536,417
Change in fair value of warrant liabilities	(541,990)	—	(41,991)	(583,981)
Fair value at June 30, 2022	883,952	—	68,484	952,436
Change in fair value of warrant liabilities	(468,803)	—	(36,321)	(505,124)
Fair value at September 30, 2022	$415,149	$—	$32,163	$447,312

	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(2,708,844)	(2,088,501)	(209,870)	(5,007,215)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131